Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 10	$ 23	$ 25	$ 14
Stock-Based Compensation Costs Capitalized	5	7	9	5
Total Stock-Based Compensation	15	30	34	19
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	2	2	5	4
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	4	9	2	(2)
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 4	8	13	7
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)		$ 4	$ 5	$ 5